Insurance services - Summary of the Bank's Policyholder Account Balances on the Consolidated Balance (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	₨ 71,862.0	$ 765.9	₨ 81,652.8
Group Traditional Life [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	23,464.7	250.1	26,771.0
Group Traditional Pension [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	6,841.0	72.9	12,824.8
Group Variable Life [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	20,764.6	221.3	20,051.5
Group Variable Pension [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	12,255.1	130.6	13,296.2
Individual VIP pension [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	6,467.4	68.9	7,543.8
Statutory reserves [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	₨ 2,069.2	$ 22.1	₨ 1,165.5